Operating leases - Future minimum rent payments (Details) $ in Thousands, $ in Thousands	Apr. 25, 2018 $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Disclosure of maturity analysis of operating lease payments [line items]
Exchange rate	18.8628	19.7354	7.3448	572.5600			20.6640	7.5221	561.1000
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					$ 1,837,388	$ 36,261,588
Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					19,521	385,254
Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					18,203	359,244
Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						223,515
Within one year | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					257,681	5,085,438
Within one year | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					4,336	85,573
Within one year | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					6,718	132,582
Within one year | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						66,243
Between one year and two years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					244,264	4,820,648
Between one year and two years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					3,986	78,665
Between one year and two years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					4,563	90,053
Between one year and two years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						52,575
Between two and three years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					238,837	4,713,544
Between two and three years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					3,366	66,429
Between two and three years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					4,548	89,757
Between two and three years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						42,335
Between three and four years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					233,002	4,598,388
Between three and four years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					3,209	63,331
Between three and four years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					1,672	32,998
Between three and four years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						9,168
Later than four years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					863,604	17,043,570
Later than four years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					4,624	91,256
Later than four years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					$ 702	13,854
Later than four years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						$ 53,194